Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005504
Average Annual Return [Line Items]
Average Annual Return, Percent	16.27%		5.80%	8.69%
Without Sales Load [Member] | C000049240
Average Annual Return [Line Items]
Average Annual Return, Percent	16.03%		5.54%	8.42%
Without Sales Load [Member] | C000049241
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%		5.27%	8.15%
Without Sales Load [Member] | C000244827
Average Annual Return [Line Items]
Average Annual Return, Percent	16.49%	15.01%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	25.07%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%		6.14%	7.91%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%		6.14%	7.91%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%		6.14%	7.91%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	14.54%